employee future benefits	12 Months Ended
Dec. 31, 2025
employee future benefits
employee future benefits
15	employee future benefits

(a)Defined benefit pension plans – summary

Amounts in the primary financial statements related to defined benefit pension plans

Years ended December 31		2025			2024
			Defined benefit			Defined benefit
			obligations			obligations
($ in millions)	Note	Plan assets	accrued [1]	Net	Plan assets	accrued [1]	Net
Employee benefits expense	8
Benefits earned for current service		$—	$(69)	—	$—	$(78)	—
Benefits earned for past service		—	(1)	—	—	(6)	—
Employees’ contributions		14	—	—	16	—	—
Administrative fees		(4)	—	—	(5)	—	—
		10	(70)	$(60)	11	(84)	$(73)
Financing costs	9
Notional income on plan assets [2] and interest on defined benefit obligations accrued		430	(385)	—	421	(387)	—
Interest effect on asset ceiling limit		(57)	—	—	(43)	—	—
		373	(385)	(12)	378	(387)	(9)
DEFINED BENEFIT (COST) INCLUDED IN NET INCOME [3]		—	—	(72)	—	—	(82)
Other comprehensive income	11
Difference between actual results and estimated plan assumptions [4]		163	(326)	—	279	(13)	—
Changes in plan financial assumptions		—	251	—	—	11	—
Changes in the effect of limiting net defined benefit plan assets to the asset ceiling		(67)	—	—	(270)	—	—
		96	(75)	21	9	(2)	7
DEFINED BENEFIT (COST) INCLUDED IN COMPREHENSIVE INCOME [3]		—	—	(51)	—	—	(75)
AMOUNTS INCLUDED IN OPERATING ACTIVITIES CASH FLOWS
Employer contributions		23	—	23	22	—	22
BENEFITS PAID BY PLANS		(506)	506	—	(510)	510	—
PLAN ACCOUNT BALANCES [5]
Change in period		(4)	(24)	(28)	(90)	37	(53)
Balance, beginning of period		8,262	(8,452)	(190)	8,352	(8,489)	(137)
Balance, end of period		$8,258	$(8,476)	$(218)	$8,262	$(8,452)	$(190)

FUNDED STATUS – PLAN SURPLUS (DEFICIT)
Pension plans that have plan assets in excess of defined benefit obligations accrued [6]	20	$8,249	$(8,014)	$235	$7,409	$(7,152)	$257
Pension plans that have defined benefit obligations accrued in excess of plan assets [7]
Funded		9	(231)	(222)	853	(1,076)	(223)
Unfunded		—	(231)	(231)	—	(224)	(224)
	27	9	(462)	(453)	853	(1,300)	(447)
		$8,258	$(8,476)	$(218)	$8,262	$(8,452)	$(190)
PBSR SOLVENCY POSITION [8]
Pension plans that have plan assets in excess of defined benefit obligations accrued		—	—	$2,489	—	—	$2,180
Funded pension plans that have defined benefit obligations accrued in excess of plan assets		—	—	—	—	—	—
		—	—	$2,489	—	—	$2,180
DEFINED BENEFIT OBLIGATIONS ACCRUED OWED TO:
Active members		—	$(1,531)	—	—	$(1,622)	—
Deferred members		—	(412)	—	—	(403)	—
Pensioners		—	(6,533)	—	—	(6,427)	—
		—	$(8,476)	—	—	$(8,452)	—

1	Defined benefit obligations accrued are the actuarial present values of benefits attributed to employee services rendered to a particular date.
2

The interest income on the plan assets portion of the employee defined benefit plans net interest amount included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued, as at the end of the immediately preceding fiscal year.

3	Excluding income taxes.
4

Financial assumptions in respect of plan assets (interest income on plan assets included in Financing costs reflects a rate of return on plan assets equal to the discount rate used in determining the defined benefit obligations accrued) and demographic assumptions in respect of the actuarial present values of the defined benefit obligations accrued, as at the end of the immediately preceding fiscal year for both.

5	The measurement date used to determine the plan assets and defined benefit obligations accrued was December 31.
6	Presented in the Consolidated statements of financial position as Other long-term assets.
7	Presented in the Consolidated statements of financial position as Other long-term liabilities.
8

The Office of the Superintendent of Financial Institutions, by way of the Pension Benefits Standards Regulations, 1985 (PBSR) (see (e)), requires that a solvency valuation be performed on a periodic basis. The actual PBSR solvency positions are determined in conjunction with mid-year annual funding reports prepared by actuaries (see (e)); as a result, the PBSR solvency positions in this table as at December 31, 2025 and 2024, are interim estimates and updated estimates, respectively. The interim estimate as at December 31, 2024, was a net surplus of $2,304.

Interim estimated solvency ratios as at December 31, 2025, ranged from 124% to 140% (2024 – updated estimate is 119% to 134%; interim estimate was 120% to 138)% and the estimated three-year average solvency ratios, adjusted as required by the PBSR, ranged from 119% to 135% (2024 – updated estimate is 115% to 131%; interim estimate was 116% to 132%).

The solvency valuation effectively uses the fair value of the funded defined benefit pension plan assets, adjusted for theoretical wind-up expenses and excluding any asset ceiling limit effects, to measure the solvency valuation assets. While the defined benefit obligations accrued and the solvency valuation liabilities are calculated similarly, their assumptions differ, primarily in respect of retirement ages and discount rates. As well, the calculation of solvency valuation liabilities is required to assume that each plan is terminated on the valuation date, and thus the solvency valuation liabilities do not reflect assumptions about future compensation levels. Relative to the experience-based estimates of retirement ages used for purposes of determining the defined benefit obligations accrued, the minimum no-consent retirement age used for solvency valuation purposes may result in either a greater or lesser pension liability, depending upon the provisions of each plan. The solvency positions in this table reflect composite weighted average discount rates of 5.0% (2024 – 4.7%). A hypothetical decrease of 25 basis points in the composite weighted average discount rate would result in a $187 decrease in the PBSR solvency position as at December 31, 2025 (2024 – $198); these sensitivities are hypothetical, should be used with caution, are calculated without changing any other assumption and generally cannot be extrapolated because changes in amounts may not be linear.

(b)Pension plans and other defined benefit plans – overview

We have a number of defined benefit and defined contribution plans that provide pension and other retirement and post-employment benefits to most of our employees. As at December 31, 2025 and 2024, all registered defined benefit pension plans were closed to substantially all new participants and substantially all benefits had vested. The benefit plans in which our employees are participants reflect our corporate history.

TELUS Corporation Pension Plan

This contributory defined benefit pension plan covers management and professional employees in Alberta who joined us before January 1, 2001, and certain unionized employees who joined us before June 9, 2011. The plan comprises slightly more than one-half of our total defined benefit obligation accrued. The plan contains a supplemental benefit account that may provide indexation of up to 70% of the annual increase in a specified cost-of-living index. Pensionable remuneration is determined by calculating the average of the best five years of remuneration within the last ten consecutive years preceding retirement.

Pension Plan for Management and Professional Employees of TELUS Corporation

This defined benefit pension plan comprises approximately one-quarter of our total defined benefit obligation accrued and, with certain limited exceptions, ceased accepting new participants on January 1, 2006. The plan provides a non-contributory base level of pension benefits. Additionally, on a contributory basis, employees annually can choose increased and/or enhanced levels of pension benefits above the base level. At an enhanced level of pension benefits, the plan provides indexation of 100% of the annual increase in a specified cost-of-living index, to an annual maximum of 2%. Pensionable remuneration is determined by calculating the annualized average of the best 60 consecutive months of remuneration.

TELUS Québec Defined Benefit Pension Plan

This contributory defined benefit pension plan ceased accepting new participants on April 14, 2009. The plan covers any employee not governed by a collective agreement in Quebec who joined us before April 1, 2006, any non-supervisory employee governed by a collective agreement who joined us before September 6, 2006, and certain other unionized employees. The plan comprises approximately one-tenth of our total defined benefit obligation accrued. The plan has no indexation and pensionable remuneration is determined by calculating the average of the best four years of remuneration.

TELUS Edmonton Pension Plan

This contributory defined benefit pension plan ceased accepting new participants on January 1, 1998. Indexation is 60% of the annual increase in a specified cost-of-living index. Pensionable remuneration is determined by calculating the annualized average of the best 60 consecutive months of remuneration. The plan comprises less than one-tenth of our total defined benefit obligation accrued.

Other defined benefit pension plans

In addition to the foregoing plans, we have non-registered, non-contributory supplementary defined benefit pension plans, which have the effect of maintaining the pension benefit earned once the allowable maximums in the registered plans are reached. As is common with non-registered plans of this nature, they are typically funded only as benefits are paid. These plans comprise less than 5% of our total defined benefit obligation accrued.

Telecommunication Workers Pension Plan

A negotiated-cost, target-benefit union pension plan covers certain employees in British Columbia. Our contributions are determined in accordance with provisions of negotiated labour contracts, and are generally based on employee gross earnings. We are not required to guarantee the benefits or ensure the solvency of the plan, nor are we liable for other participating employers’ obligations. For the years ended December 31, 2025 and 2024, our contributions comprised a significant proportion of the employer contributions to this union pension plan; similarly, our active and retired employees represented a significant proportion of the plan participants.

Defined contribution pension plans

We sponsor and primarily offer three contributory defined contribution pension plans, which are available to our non-unionized and certain of our unionized employees. For the years ended December 31, 2025 and 2024, employees could generally contribute between 3% and 10% of their pensionable earnings; generally, we match 100% of employee contributions up to 6% of their pensionable earnings. Membership in a defined contribution pension plan is generally voluntary until an employee’s second-year service anniversary. When annual contributions exceed allowable maximums, excess amounts are in certain cases contributed to a non-registered supplementary defined contribution savings plan.

Other defined benefit plans

Other defined benefit plans, all of which are non-contributory and, as at December 31, 2025 and 2024, non-funded, included a healthcare plan for retired employees and a life insurance plan, both of which ceased accepting new participants on January 1, 1997.

(c)Plan investment strategies and policies

Our primary goal for the defined benefit pension plans is to ensure the security of the retirement income and other benefits for plan members and their beneficiaries. A secondary goal is to maximize the long-term rate of return on the defined benefit plans’ assets, while maintaining a level of risk that is acceptable to us.

Risk management

We prioritize absolute risk (the risk of contribution increases, inadequate plan surplus and unfunded obligations) over relative return risk. Accordingly, the defined benefit plans’ designs, the nature and maturity of defined benefit obligations and the characteristics of the plans’ memberships significantly influence investment strategies and policies. We manage risk by specifying allowable and prohibited investment types, setting diversification strategies and determining target asset allocations.

Allowable and prohibited investment types

Allowable and prohibited investment types, along with associated guidelines and limits, are set out in each plan’s required Statement of Investment Policies and Procedures (SIP&P), which is reviewed and approved annually by the designated governing body. These SIP&P guidelines and limits are further governed by the permitted investments and lending limits set out in the Pension Benefits Standards Regulations, 1985. In addition to conventional investments, each fund’s SIP&P may provide for the use of derivative financial instruments to facilitate investment operations and risk management, provided no short positions are taken and no SIP&P guidelines and limits are violated. Both internally and externally managed funds are prohibited from directly investing in our securities or those of our subsidiaries.

Diversification

Our investment strategy for equity securities is to be broadly diversified across individual securities, industry sectors and geographical regions. We allocate a meaningful portion (20% – 30% of total plan assets) to foreign equity securities, with the intent of further diversifying plan assets. Investments in debt securities may include a meaningful allocation of plan assets to mortgages, with the objective of enhancing cash flow and providing greater flexibility in the management of the bond component of the plan assets. Debt securities may also include real return bonds to provide inflation protection, consistent with the indexed nature of some defined benefit obligations. Real estate investments are used to provide diversification of plan assets, hedging of potential long-term inflation and comparatively stable investment income.

Relationship between plan assets and benefit obligations

With the objective of lowering the long-term costs of our defined benefit pension plans, we intentionally mismatch plan assets and benefit obligations. This mismatching is effected by including equity investments in the long-term asset mix, as well as fixed income securities and mortgages with durations that differ from those of the benefit obligations.

As at December 31, 2025, the present value-weighted average timing of estimated cash flows for the obligations (duration) of the defined benefit pension plans was 11.8 years (2024 – 11.8 years). Compensation for liquidity issues that may otherwise have arisen from the asset-obligation mismatch is provided by broadly diversified investment holdings (including cash and short-term investments) and cash flows from dividends, interest and rents from those diversified investment holdings.

Fair value measurements

The following table presents information about the fair value measurements of our defined benefit pension plan assets, along with target asset allocations and actual asset allocations, shown in aggregate.

						Fair value measurements at reporting date using
						Quoted prices in active
						markets for identical items		Other
As at December 31 ($ in millions)	2026	2025		2024		2025	2024	2025	2024
	Target		Percentage of		Percentage of
	allocation of		plan assets		plan assets
	plan assets	Total	at end of year	Total	at end of year
Asset class
Equity securities	25-55%	—	38%	—	37%	—	—	—	—
Canadian	—	$917	—	$804	—	$802	$717	$115	$87
Foreign	—	2,754	—	2,751	—	290	658	2,464	2,093
Debt securities	40-75%	—	44%	—	50%	—	—	—	—
Issued by national, provincial or local governments	—	2,590	—	2,645	—	2,447	2,505	143	140
Corporate debt securities	—	772	—	1,159	—	—	—	772	1,159
Asset-backed securities	—	22	—	3	—	—	—	22	3
Commercial mortgages	—	813	—	911	—	—	—	813	911
Cash, cash equivalents and other	0-15%	—	11%	—	4%	—	—	—	—
Cash, cash equivalents and other		601	—	393		4	8	597	385
Non-participating buy-in annuity		452	—	—		—	—	452	—
Real estate	5-17%	688	7%	823	9%	—	—	688	823
	—	9,609	—	9,489	—	$3,543	$3,888	$6,066	$5,601
Effect of asset ceiling limit
Beginning of year	—	(1,227)	—	(914)	—	—	—	—	—
Interest effect on asset ceiling limit	—	(57)	—	(43)	—	—	—	—	—
Change in the effect of limiting net defined benefit assets to the asset ceiling	—	(67)	—	(270)	—	—	—	—	—
End of year	—	(1,351)	—	(1,227)	—	—	—	—	—
	—	$8,258	—	$8,262	—	—	—	—	—

As at December 31, 2025, pension benefit trusts that we administered held no TELUS Corporation Common Shares and no debt of TELUS Corporation (see (c) – Allowable and prohibited investment types). As at December 31, 2025 and 2024, pension benefit trusts that we administered did not lease real estate to us.

(d)Assumptions

As referred to in Note 1(b), management is required to make significant estimates related to certain actuarial and economic assumptions that are used in determining defined benefit pension costs, defined benefit obligations accrued and pension plan assets. These significant estimates are long-term in nature, consistent with the nature of employee future benefits.

Demographic assumptions

In determining the defined benefit pension expense recognized in net income for the years ended December 31, 2025 and 2024, we utilized the Canadian Institute of Actuaries CPM 2014 mortality tables.

Financial assumptions

The discount rate, which is used to determine a plan’s defined benefit obligations accrued, is based upon the yield on long-term, high-quality, fixed-term investments, and is set annually. We base the rate of future compensation increases on current benefits policies and economic forecasts.

The significant weighted average actuarial assumptions, derived from these estimates, that we use to determine our defined benefit obligations accrued are as follows:

	2025	2024
Mortality assumptions used to determine defined benefit obligations accrued as at December 31
Life expectancy at 65 for a member currently at age 65 (years)	25.7	24.3
Discount rate [1] used to determine:
Net benefit costs for the year ended December 31	4.65%	4.65%
Defined benefit obligations accrued as at December 31	4.90%	4.65%
Current service cost in subsequent fiscal year	5.10%	4.80%
Rate of future increases in compensation used to determine:
Net benefit costs for the year ended December 31	3.00%	3.00%
Defined benefit obligations accrued as at December 31	3.00%	3.00%

1	The discount rate disclosed in this table reflects the computation of an average discount rate that replicates the estimated timing of the obligation cash flows.

Sensitivity of key assumptions

The sensitivity of our key assumptions for our defined benefit pension plans was as follows:

Years ended, or as at, December 31	2025		2024
	Change in	Change in	Change in	Change in
Increase (decrease) (millions)	obligations	expenses	obligations	expenses
Sensitivity of key demographic assumptions to an increase of one year [1] in life expectancy	$214	$2	$242	$2
Sensitivity of key financial assumptions to a decrease of 25 basis points [1] in:
Discount rate	$244	$4	$250	$4
Rate of future increases in compensation	$(18)	$(1)	$(20)	$(1)

1	These sensitivities are hypothetical and should be used with caution. Favourable hypothetical changes in the assumptions result in decreased amounts, and unfavourable hypothetical changes in the assumptions result in increased amounts, of obligations and expenses (both employee benefits expense and financing costs). Changes in amounts based on a variation in assumptions of one year or 25 basis points generally cannot be extrapolated because the relationship of the change in an assumption to the change in amounts may not be linear. Also, in this table, the effect of a variation in a particular assumption on the change in obligations or change in expenses is calculated without changing any other assumption; in reality, changes in one factor may result in changes in another (for example, an increase in the discount rate may result in changes in expectations about the rate of future increases in compensation), which might magnify or counteract the sensitivities.

(e)Employer contributions

The determination of the minimum funding amounts necessary for substantially all of our registered defined benefit pension plans is governed by the Pension Benefits Standards Act, 1985, which requires that both going-concern and solvency valuations be performed on a specified periodic basis.

●	Any excess of plan assets over plan liabilities determined in the going-concern valuation reduces our minimum funding requirement for current service costs. The going-concern valuation generally determines any excess of a plan’s assets over its liabilities on a projected benefit basis.
●	As of the date of these consolidated financial statements, the solvency valuation generally requires that if a plan’s average solvency valuation liabilities exceed its assets (calculated as if the plan is terminated on the valuation date), the excess (if any) must be funded, at a minimum, in equal annual amounts over a period not exceeding five years. To manage the risk of overfunding the plans, which results from the solvency valuation utilizing average solvency ratios for funding purposes, our funding may include the provision of letters of credit. As at December 31, 2025 and 2024, there were no undrawn letters of credit securing certain defined benefit pension plan obligations.

Our best estimate of fiscal 2026 employer contributions to our registered defined benefit plans is $NIL. This estimate is based upon the mid-year 2025 annual funding valuations that were prepared by actuaries using December 31, 2024, actuarial valuations. The funding reports are based on the pension plans’ fiscal years, which are calendar years. The next annual funding valuations are expected to be prepared mid-year 2026.

Future benefit payments

Estimated future benefit payments from our funded and unfunded defined benefit pension plans, calculated as at December 31, 2025, are as follows:

Years ending December 31 (millions)	Funded	Unfunded	Total
2026	$485	$22	$507
2027	489	28	517
2028	495	28	523
2029	500	29	529
2030	505	30	535
2031 - 2035	2,592	158	2,750

(f)Defined contribution plans – expense

Our total defined contribution pension plan costs included as Employee benefits expense in the Consolidated statements of income and other comprehensive income are as follows:

Years ended December 31 (millions)	2025	2024
Union pension plan contributions	$12	$13
Other defined contribution pension plans	115	109
	$127	$122

We expect that our 2026 union pension plan and public service pension plan contributions will total approximately $12 million.

(g)Other defined benefit plans

For the year ended December 31, 2025, the current service cost of our other defined benefit plans was $11 million (2024 – $10 million) and employee defined benefit plan re-measurements recognized in other comprehensive income were $1 million (2024 – $NIL). Estimated future benefit payments from our other defined benefit plans, calculated as at December 31, 2025, are $1 million annually for the five-year period from 2026 to 2030 and $4 million for the five-year period from 2031 to 2035.